Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
EIN: 22-0784760 Plan Number: 002
Year Ended December 31, 2025

	(b)	(c)
(a)	Identity of Issue, Borrower,	Description of Investment Including Maturity Date,	(d)	(e)
	Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
	Mutual Funds
	American Century
	Investments	American Century Small Cap Value Fund	N/R	$561,124
	American Funds	American Balanced Fund	N/R	1,036,182
	American Funds	Washington Mutual Investors Fund	N/R	1,044,349
	MFS	MFS Blended Research Midcap Equity Fund	N/R	888,066
	J.P. Morgan	JP Morgan Large Cap Growth Fund	N/R	1,492,052
	J.P. Morgan	JP Morgan SmartRetirement Income	N/R	644,695
	J.P. Morgan	JP Morgan SmartRetirement 2025	N/R	2,089,287
	J.P. Morgan	JP Morgan SmartRetirement 2030	N/R	1,329,598
	J.P. Morgan	JP Morgan SmartRetirement 2035	N/R	765,919
	J.P. Morgan	JP Morgan SmartRetirement 2040	N/R	507,697
	J.P. Morgan	JP Morgan SmartRetirement 2045	N/R	493,911
	J.P. Morgan	JP Morgan SmartRetirement 2050	N/R	862,057
	J.P. Morgan	JP Morgan SmartRetirement 2055	N/R	202,229
	J.P. Morgan	JP Morgan SmartRetirement 2060	N/R	107,120
	J.P. Morgan	JP Morgan SmartRetirement 2065	N/R	41,467
	Loomis Sayles	Natixis Loomis Sayles Core Plus Bond Fund	N/R	370,429
	Schwab Funds	Schwab S&P 500 Index Fund	N/R	3,325,892
	SIT Mutual Funds	SIT U.S. Government Securities Fund	N/R	410,689
	Vanguard	Vanguard Global Equity Fund	N/R	1,044,350

	Total mutual funds			17,217,113
	Common Stock	SR Bancorp Stock	N/R	1,552,713
	Common Collective Trust Fund	Morley Stable Value Fund Net 80-I Fund	N/R	793,098
*	Pooled Separate Accounts	Principal MidCap S&P 400		109,966
		Principal SmallCap S&P 600		25,183

				135,149
	Total investments at fair value			19,698,073
*	Participant Loans	Interest rates: 4.25% - 9.75%		$163,863

		Maturity dates range from 2026-2030
				$19,861,936

*	A party in interest as defined by ERISA
	N/R - cost omitted for participant directed investments